UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson, Assistant Secretary

Thrivent Cash Management Trust

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1.	Report to Stockholders

SEMIANNUAL REPORT

APRIL 30, 2019

THRIVENT CASH MANAGEMENT TRUST

THRIVENT CASH MANAGEMENT TRUST

William D. Stouten, Portfolio Manager

Thrivent Cash Management Trust (the “Trust”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Investment in Thrivent Cash Management Trust (the “Trust”) involves risks including credit, government securities, interest rate, Money Market fund, prepayment and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.

Portfolio Composition (% of Portfolio)
U.S. Government Agency Debt	61.8%
U.S. Treasury Debt	31.0%
Investment Company	7.2%

Total	100.0%

Thrivent Cash Management Trust

As of April 30, 2019*

7-Day Yield	2.58%
7-Day Yield Gross of Waivers	2.55%
7-Day Effective Yield	2.61%
7-Day Effective Yield Gross of Waivers	2.58%

Average Annual Total Returns**

For the Period Ended April 30, 2019	1- Year	5- Year	10- Year
Total Return	2.17%	0.81%	0.49%

*

Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.

**

Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust. Investors should read and consider the prospectus carefully before investing. To obtain a prospectus, call 1-800-847-4836.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 through April 30, 2019.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period 11/1/2018 - 4/30/2019*	Annualized Expense Ratio
Thrivent Cash Management Trust
Actual	$1,000	$1,012	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.25	0.05%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of April 30, 2019

(unaudited)

Shares	Investment Company (7.5%)	Value
	BlackRock Liquidity FedFund
$13,785,000	2.330%	$13,785,000
	Dreyfus Government Cash Management Fund
34,685,000	2.330%	34,685,000

	Total	48,470,000

Principal Amount	U.S. Government Agency Debt (63.7%)[a]	Value
	Federal Farm Credit Bank
6,940,000	2.500% (USBMMY 3M + 0.100%), 7/3/2019[b]	6,939,940
2,000,000	2.450% (FEDL 1M FLAT), 8/8/2019[b]	1,999,671
3,820,000	2.378% (LIBOR 1M + -0.095%), 9/13/2019[b]	3,819,930
1,250,000	2.531% (LIBOR 1M + 0.050%), 2/10/2020[b]	1,250,743
5,000,000	2.570% (FEDL 1M + 0.120%), 2/18/2020[b]	5,002,786
5,180,000	2.560% (FEDL 1M + 0.110%), 8/13/2020[b]	5,179,670
2,380,000	2.497% (LIBOR 1M + 0.010%), 8/19/2020[b]	2,379,092
	Federal Home Loan Bank
10,000,000	2.375%, 5/10/2019	9,994,063
3,150,000	2.390%, 5/15/2019	3,147,072
10,000,000	2.382%, 6/7/2019	9,975,518
6,000,000	2.390%, 6/11/2019	5,983,668
3,000,000	2.437% (LIBOR 3M + -0.160%), 6/12/2019[b]	3,000,031
12,270,000	2.401%, 6/14/2019	12,233,993
3,580,000	2.405%, 7/10/2019	3,563,259
7,155,000	2.410%, 7/17/2019	7,118,118
2,380,000	2.473% (LIBOR 3M + -0.265%), 8/2/2019[b]	2,379,599
15,000,000	2.490% (SOFRRATE + 0.010%), 8/30/2019[b]	15,000,000
8,820,000	2.387% (LIBOR 1M + -0.085%), 9/9/2019[b]	8,820,000
	Federal Home Loan Mortgage Corporation
8,000,000	2.392% (LIBOR 1M + -0.095%), 6/19/2019[b]	8,000,000
2,630,000	2.490% (SOFRRATE + 0.010%), 7/9/2019[b]	2,630,000
	Federal National Mortgage Association
607,000	2.440%, 6/19/2019	604,984
	Overseas Private Investment Corporation
45,295,000	2.430% (T-BILL 3M FLAT), 5/7/2019[b]	45,295,000
46,576,390	2.430% (T-BILL 3M FLAT), 5/7/2019[b]	46,576,390
5,240,000	2.430% (T-BILL 3M FLAT), 5/7/2019[b]	5,240,000
9,140,000	2.430% (T-BILL 3M + 0.070%), 5/7/2019[b]	9,140,000
70,372,125	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	70,372,125
8,498,257	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	8,498,258
2,965,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	2,965,000
9,940,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	9,940,000

Principal Amount	U.S. Government Agency Debt (63.7%)[a]	Value
$6,339,200	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	$6,339,200
4,528,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	4,528,000
23,359,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	23,359,000
6,339,200	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	6,339,200
7,085,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	7,085,000
3,439,500	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	3,439,500
3,000,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	3,000,000
6,030,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	6,030,000
5,000,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	5,000,000
4,757,850	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	4,757,850
3,640,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	3,640,000
4,528,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	4,528,000
3,508,772	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	3,508,772
9,114,675	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	9,114,675
3,924,000	2.440% (T-BILL 3M FLAT), 5/7/2019[b]	3,924,000
2,100,000	2.980%, 11/13/2019	2,128,726

	Total	413,770,833

Principal Amount	U.S. Treasury Debt (32.3%)[a]	Value
	U.S. Treasury Bills
25,000,000	2.380%, 5/2/2019	24,998,347
25,000,000	2.365%, 5/7/2019	24,990,146
5,000,000	2.388%, 5/9/2019	4,997,347
17,310,000	2.396%, 5/14/2019	17,295,026
5,000,000	2.422%, 5/16/2019	4,994,954
15,000,000	2.420%, 5/21/2019	14,979,833
27,270,000	2.388%, 5/28/2019	27,221,156
32,390,000	2.383%, 6/4/2019	32,317,117
21,200,000	2.372%, 6/11/2019	21,142,732
7,350,000	2.380%, 8/15/2019	7,298,493
	U.S. Treasury Notes
2,560,000	2.475% (USBMMY 3M + 0.060%), 7/31/2019[b]	2,560,271
5,000,000	2.448% (USBMMY 3M + 0.033%), 4/30/2020[b]	4,999,635
7,540,000	2.458% (USBMMY 3M + 0.043%), 7/31/2020[b]	7,537,906
12,390,000	2.530% (USBMMY 3M + 0.115%), 1/31/2021[b]	12,385,416

	Total	207,718,379

	Total Investments (at amortized cost) 103.5%	$669,959,212

	Other Assets and Liabilities, Net (3.5)%	(22,571,100)

	Total Net Assets 100.0%	$647,388,112

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of April 30, 2019

(unaudited)

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of April 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Reference Rate Index:
FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
SOFRRATE	-	Secured Overnight Financing Rate
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

Cost for federal income tax purposes        $669,959,212

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2019, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Investment Company	48,470,000	48,470,000	–	–
U.S. Government Agency Debt	413,770,833	–	413,770,833	–
U.S. Treasury Debt	207,718,379	–	207,718,379	–

Total Investments at Amortized Cost	$669,959,212	$48,470,000	$621,489,212	$–

There were no significant transfers between Levels during the period ended April 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CASH MANAGEMENT TRUST

Statement of Assets and Liabilities

As of April 30, 2019 (unaudited)	Cash Management Trust
Assets
Investments at cost	$669,959,212
Investments in unaffiliated securities at value	669,959,212	*
Cash	174,554
Dividends and interest receivable	771,592
Prepaid expenses	5,217
Prepaid trustee fees	971
Receivable for:
Expense reimbursements	14,357
Total Assets	670,925,903
Liabilities
Distributions payable	1,192,151
Accrued expenses	19,387
Payable for:
Investments purchased	22,292,373
Investment advisory fees	23,880
Administrative service fees	7,500
Transfer agent fees	2,500
Commitments and contingent liabilities^	–
Total Liabilities	23,537,791
Net Assets
Capital stock (beneficial interest)	647,407,130
Distributable earnings/(accumulated loss)	(19,018)
Total Net Assets	$647,388,112
Shares of beneficial interest outstanding	647,407,130
Net asset value per share	$1.00

*	Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.
^	Commitments and contingent liabilities accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

Statement of Operations

For the six months ended April 30, 2019 (unaudited)	Cash Management Trust
Investment Income
Dividends	$489,740
Interest	5,752,122
Total Investment Income	6,241,862

Expenses
Adviser fees	117,400
Administrative service fees	45,000
Audit and legal fees	18,925
Custody fees	8,640
Insurance expenses	2,856
Printing and postage expenses	3,270
Transfer agent fees	15,000
Trustees’ fees	3,507
Pricing service fees	1,457
Other expenses	3,714
Total Expenses Before Reimbursement	219,769

Less:
Reimbursement from adviser	(89,324)
Total Net Expenses	130,445
Net Investment Income/(Loss)	6,111,417
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(3,625)
Net Realized and Unrealized Gains/(Losses)	(3,625)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$6,107,792

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

THRIVENT CASH MANAGEMENT TRUST

Statement of Changes in Net Assets

	Cash Management Trust
For the periods ended	4/30/2019 (unaudited)	10/31/2018
Operations
Net investment income/(loss)	$6,111,417	$9,213,509
Net realized gains/(losses)	(3,625)	(14,498)
Net Change in Net Assets Resulting From Operations	6,107,792	9,199,011
Distributions to Shareholders
From net investment income/net realized gains	(6,111,417)	(9,213,509)
Total Distributions to Shareholders	(6,111,417)	(9,213,509)

Capital Stock Transactions
Sold	2,872,344,222	5,871,139,521
Redeemed	(2,764,224,669)	(6,074,459,386)
Total Capital Stock Transactions	108,119,553	(203,319,865)

Net Increase/(Decrease) in Net Assets	108,115,928	(203,334,363)
Net Assets, Beginning of Period	539,272,184	742,606,547
Net Assets, End of Period	$647,388,112	$539,272,184

Capital Stock Share Transactions
Sold	2,872,344,222	5,871,139,521
Redeemed	(2,764,224,669)	(6,074,459,386)

Total Capital Stock Share Transactions	108,119,553	(203,319,865)

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

(1) ORGANIZATION

Thrivent Cash Management Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the “Adviser”), and its affiliates. The Trust has entered into a Securities Lending Agreement with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending (“GSAL”). GSAL serves as the lending agent to this securities lending program.

The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.

Federal Income Taxes – No provision has been made for income taxes because The Trust’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of The Trust to distribute an amount sufficient to avoid imposition of any federal excise tax. The Trust, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded.

GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2019, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2015 through 2018. Additionally, as of April 30, 2019, the tax year ended October 31, 2014 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of April 30, 2019, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Expenses and Income – Estimated expenses are accrued daily. The Trust is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount, original issue discount and amortization of premium. Dividend

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

income and capital gain distributions are recorded on the ex-dividend date. Non-cash income, if any, is recorded at the fair market value of the securities received.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Distributions from net long-term capital gains, if any, will be made at least annually.

Loan Commitments – The Trust may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. Therefore, the Trust must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments. During the six months ended April 30, 2019, the Trust did not engage in these types of investments.

Loss Contingencies – In the event of adversary action proceedings where the Trust is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Recent Accounting Pronouncements –

Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption of these amendments is allowed, and Management has adopted the amendments as of the beginning of the fiscal period. Management has evaluated the implications of this guidance and the impact to the financial statement amounts and footnote disclosures and has determined there are no material impacts.

Fair Value Measurement (Topic 820)

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13 Fair Value Measurement (Topic 820). ASU No. 2018-13 updates the disclosure requirements on fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and the interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of this guidance and the impact it will have to financial statement amounts and footnote disclosures.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the Adviser at any time.

Other Fees — The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual fixed fee to Thrivent Financial. These fees are accrued daily and paid monthly. For the six months ended April 30, 2019, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide transfer agency services necessary to the Trust. These fees are accrued daily and paid monthly. For the six months ended April 30, 2019, Thrivent Investor Services received $15,000 for transfer agent services from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Thrivent Money Market Fund as it is not eligible for the deferral plan. The value of each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant’s fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those trustees not participating in the above plan received $3,366 in fees from the Trust during the six months ended April 30, 2019. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

Acquired Fund Fees and Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2019, the tax basis balance has not yet been determined.

At October 31, 2018, the Trust has accumulated net realized capital loss carryovers as follows:

Portfolio	Capital Loss Carryover	Expiration
Cash Management Trust	$17,240	Unlimited

(5) RELATED PARTY TRANSACTIONS

As of April 30, 2019, three related parties held 43.8% of the outstanding shares of the Trust. Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Trust. In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.

(6) SUBSEQUENT EVENTS

Management of the Trust has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

(7) SIGNIFICANT RISKS

Credit Risk– Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.

Government Securities Risk – The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Interest Rate Risk– A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to increase and affect the Portfolio’s ability to maintain a stable share price.

THRIVENT CASH MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

(unaudited)

Money Market Fund Risk – You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Prepayment Risk – Mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying securities, including the conversion, prepayment or redemption of the investments. If the principal payment on the underlying asset is repaid faster than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates. When people start prepaying the principal on the collateral underlying a collateralized mortgage obligation (“CMOs”) (such as mortgages underlying a CMO), for example, some classes may retire substantially earlier than the stated maturity or final distribution dates.

Redemption Risk – The Portfolio may need to sell portfolio securities to meet redemption requests. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the Portfolio does not have the ability to impose liquidity fees or temporarily suspend redemptions, the Portfolio may delay the payment of redemption proceeds or suspend redemptions during its liquidation when permitted by applicable regulations.

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THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
CASH MANAGEMENT TRUST
Period Ended 4/30/2019 (unaudited)	$1.00	$0.01	$0.00	$0.01	$(0.01)	$–
Year Ended 10/31/2018	1.00	0.02	0.00	0.02	(0.02)	–
Year Ended 10/31/2017	1.00	0.01	0.00	0.01	(0.01)	0.00
Year Ended 10/31/2016	1.00	0.00	0.00	–	0.00	–
Year Ended 10/31/2015	1.00	0.00	0.00	–	0.00	–
Year Ended 10/31/2014	1.00	0.00	0.00	–	0.00	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CASH MANAGEMENT TRUST

FINANCIAL HIGHLIGHTS—CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ (0.01)	$1.00	1.16%	$647.4	0.05%	2.34%	0.08%	2.31%	N/A
(0.02)	1.00	1.70%	539.3	0.05%	1.66%	0.08%	1.63%	N/A
(0.01)	1.00	0.80%	742.6	0.05%	0.80%	0.08%	0.77%	N/A
0.00	1.00	0.31%	657.6	0.05%	0.27%	0.06%	0.26%	N/A
0.00	1.00	0.07%	2,255.8	0.05%	0.07%	0.06%	0.06%	N/A
0.00	1.00	0.05%	1,736.6	0.05%	0.05%	0.06%	0.04%	N/A

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 at SEC.gov.

MONTHLY FILING OF PORTFOLIO HOLDINGS

Through April 2019, the Trust filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning April 2019, the Trust will no longer file Form N-Q but will continue filing Form N-MFP with the SEC. Form N-MFP is filed monthly and includes a discloser of portfolio holdings. The Trust’s most recent Schedule of Investments may be requested by calling 800-847-4836 or at SEC.gov. You also may review and copy the Forms N-MFP and N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of such an agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At its meeting on November 13-14, 2018, the Board of Trustees (the “Board”) of the Thrivent Cash Management Trust (the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Financial for Lutherans (the “Adviser”).

In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Adviser;

2.	The performance of the Trust;

3.	The advisory fee and net operating expense ratio of the Trust compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	The extent to which economies of scale may be realized as the Trust grows;

6.	Whether fee levels reflect these economies of scale for the benefit of the Trust’s shareholders;

7.	Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and

8.	Any other factors that the Board deemed relevant to its consideration.

ADDITIONAL INFORMATION

(unaudited)

The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 22 to November 14, 2018 to consider information relevant to the renewal process furnished by the Adviser in advance of the meetings. The Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, other fees and net operating expenses of the Trust in comparison to a peer group of comparable funds; information with respect to services provided to the Trust and fees charged, including the effective advisory fee that takes into account fee waivers by the Adviser; asset and flow trends for the Trust; the Trust’s performance; and information regarding the types of services furnished to the Trust.

The Board received information from the Adviser regarding the personnel providing services to the Trust, including investment management, compliance and administrative personnel. The Board also received reports from the Adviser with respect to the securities lending balances of the Trust and the revenue of the securities lending program, which in part is based on the performance of the Trust. In addition to its review of the information presented to the Board during the contract renewal process, the Board also considered information obtained from management throughout the course of the year. The Board also reviewed information from MPI, including a tailored analysis and independent assessment of information relating to the Trust.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement. As noted above, the Independent Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Nature, Extent and Quality of Services

At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Trust by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, securities lending activity, and compliance services provided to the Trust. During the renewal process, the Board considered the specific services provided by the Adviser. The Board also considered information relating to the investment experience and qualifications of the portfolio manager of the Trust.

The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about the Trust. These reports and presentations gave the Board the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and quality of services they provide to the Trust. The Independent Trustees also met in-person, including in executive session, with and received quarterly reports from the Trust’s Chief Compliance Officer. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee.

The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement. The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio manager. In addition, the Adviser noted that its investments in technology and personnel have benefitted the Trust and other Thrivent funds and discussed continued investments in these resources. The Adviser also discussed how it has continued to strengthen its compliance program. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the Advisory Agreement.

ADDITIONAL INFORMATION

(unaudited)

Performance of the Trust

The Board considered whether the Trust has operated in accordance with its investment objectives, which include maximizing current income consistent with preservation of capital and liquidity. In this regard, the Board reviewed stress test reports and considered the Adviser’s opinion that, in its view, the Trust could withstand events that were reasonably likely to occur within the next twelve-month period. At quarterly meetings, a member the Adviser’s senior investment team reviewed with the Board the economic and market environment in connection with management of the Trust and other Thrivent fixed income funds.

The Board reviewed quarterly net revenues generated by securities lending activities for the benefit of other Thrivent funds, a portion of which is attributed to the performance of the Trust. The Board noted that the Trust is designed primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the Trust’s securities lending program. With respect to performance, the Board considered safety of principal to be the primary goal.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of its peer group of funds. The Board noted that the Trust’s advisory fee as compared to the Trust’s peer group was below the average.

The Board also reviewed information prepared by MPI comparing the Trust’s net expense ratio with the expense ratio of its peer group of funds. The Board noted that the Trust’s net expense ratio was below the average of its peer group.

On the basis of its review, the Board concluded that the advisory fee charged to the Trust for investment management services was reasonable.

Cost of Services and Profitability

The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Trust. The Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of services provided to the Trust.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as the Trust’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee waivers or reimbursements by the Adviser and/or a lower overall fee. The Board considered the advisory fee charged to the Trust and determined that the fee was acceptable even though the Adviser did not offer breakpoints or contractual waivers, in part because of its agreement to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. The Board also noted that the net asset level of the Trust varies depending on the securities lending activity of the other Thrivent funds.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

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This report is submitted for the information of shareholders of Thrivent Cash Management Trust. It is not authorized

for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Cash

Management Trust, which contains more complete information

about the Trust, including investment objectives, risks, charges and expenses.

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s principal executive and principal financial officers, or persons performing similar functions, are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13.	Exhibits

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 28, 2019	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 28, 2019	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (principal executive officer)

Date: June 28, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (principal financial officer)